Retirement Benefits - Pension Plans With Accumulated Benefit Obligation in Excess of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension Plans - U.S.
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 1,073	$ 1,284
Accumulated benefit obligation	1,068	1,278
Fair value of assets	804	957
Rest Of World Foreign Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	914	766
Accumulated benefit obligation	850	720
Fair value of assets	$ 260	$ 239